Financial risk management - Fair Value Analysis (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 3,709	£ 3,522
Liabilities	(1,054)	(1,638)
Financial assets (liabilities)	2,655	1,884
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,292	1,867
Liabilities	0	(682)
Financial assets (liabilities)	2,292	1,185
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	949	1,370
Liabilities	(819)	(659)
Financial assets (liabilities)	130	711
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	468	285
Liabilities	(235)	(297)
Financial assets (liabilities)	233	(12)	£ (96)
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(991)	(767)
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(804)	(584)
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(187)	(183)
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(22)	(132)
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(15)	(75)
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(7)	(57)
Liabilities held at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	(682)
Liabilities held at fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	(682)
Liabilities held at fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Liabilities held at fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Contingent consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(41)	(57)
Contingent consideration | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Contingent consideration | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Contingent consideration | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(41)	(57)
Investments held at FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,709	2,008
Investments held at FVTPL | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,292	1,768
Investments held at FVTPL | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments held at FVTPL | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	417	240
Investments held at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	413	515
Investments held at FVOCI | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	99
Investments held at FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	413	416
Investments held at FVOCI | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	298	942
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	298	942
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	289	57
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	238	12
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 51	£ 45